Semiannual Report



SMALL-CAP
VALUE FUND


JUNE 30, 1998


T. ROWE PRICE

Report Highlights
--------------------------------------------------------------------------------
Small-Cap Value Fund

 .    The U.S. stock market surged in the first half, led by a small group of blue chip companies.

 .    Small-cap stocks continued to lag as investors sought the liquidity and perceived earnings stability of well-known companies.

 .    Reflecting the difficult environment, the fund provided a modest but positive return for the six months ended June 30 and a double-digit return for the 12-month period.

 .    We added some new companies representing good values and sold some that had grown too large for our program or were involved in mergers.

 .    Small stocks represent compelling values, in our opinion, and we believe the performance cycle will eventually turn in their favor.

Fellow Shareholders


The stock market began 1998 much as it ended 1997, with positive returns for most U.S. investors. But in a pattern seen most recently during the first half of 1997, a narrow group of large, blue chip companies fared much better than the broad list of stocks. Small-cap stocks as measured by the Russell 2000 trailed the S&P 500 by a substantial margin, and within the Russell universe, growth stocks led value.

Performance Comparison

Periods Ended 6/30/98                                6 Months   12 Months
-------------------------------------------------------------------------
Small-Cap Value Fund                                   2.56%      17.93%
 .........................................................................
S&P 500                                               17.71       30.16
 .........................................................................
Russell 2000 Index                                     4.93       16.51
 .........................................................................
Lipper Small Cap Fund Index                            6.45       15.52
 .........................................................................


        The Small-Cap Value Fund found the environment particularly difficult, with a six-month return of only 2.56%. For the past 12 months, the fund's return of 17.93% was somewhat better than the Russell 2000 and Lipper Small Cap Fund Index but trailed the S&P 500 by over 12 percentage points.

Market Environment

        The S&P 500's magnificent performance was deceiving because it was so narrowly based. As a market-weighted index, its returns reflect disproportionately the results of a few very large companies, such as GE (up 23%), Microsoft (up 67%), Wal-Mart (up 53%), and Coca-Cola (up 28%). The unweighted S&P 500 rose 12.4% for the six-month period, more than the Russell 2000 but much less than the weighted index return.

        What accounted for the difference in results? One reason is undoubtedly recent performance. Large, well-known stocks that did well in 1996 and 1997 attracted new investors who were seeking more of the same. Smaller companies, which lagged the market's rise, lacked "momentum" and thus received less attention. The trend toward large-company stocks has been reinforced by foreign investors seeking an investment home away from the turbulent Asian markets. These investors know and trust America's dominant companies and for now are comfortable purchasing them at almost any price.

Portfolio Activity

        The Major Portfolio Changes table that follows this letter shows the 10 largest purchases and sales of the past six months. There are three new companies: OEA, National Health Realty, and CompX International. OEA manufactures automobile air bag components, a growing market and one to which the company brings expertise in explosives technology. National Health Realty is a Tennessee-based REIT specializing in nursing homes and other long-term care facilities. CompX, a newly public company that makes components for office furniture, was valued at a significant discount to other companies in its market, despite a long history of profitable operations.

        Many of the sales represent a natural turnover of companies resulting from either maturation to mid-cap status (AMRESCO, Commercial Federal, U.S. Foodservice, Financial Security Assurance) or merger (State of the Art, Commnet Cellular, Henry Schein). We usually sell companies whose market valuations exceed $1 billion as a discipline exercise. While we may still like the companies and their long-term prospects, we are conscious that our fund is meant to invest in small companies. And in today's market, the lowest valuations are found in stocks with market caps below $300 million. By selling our "graduates," we hold the portfolio market cap down and provide funds for recycling into more undervalued situations.

Outlook

        To date, our cautious view of the stock market for 1998 has proven overly pessimistic. As we forecasted in January, corporate profit growth has slowed, but the market has almost ignored the slowdown. We see little evidence in the short term that small stocks will outperform large (notwithstanding a compelling valuation disparity between them) because of the constant flow of money into a narrow group of stocks.

        Although your fund's 12-month return of nearly 18% is far above the long-term average equity return, we can't help feeling left out of the party that the blue chips are enjoying. We could crash the party by buying large-company stocks, but our charter and your expectations preclude that option. Instead, we labor on in our corner of the market, sustained by the conviction that this cycle will eventually turn, as it has in the past, and reassured that the valuations of our companies are very attractive.



        Respectfully submitted,


        Preston G. Athey
        President and Chairman of the Investment Advisory Committee

        July 24, 1998




Why We Read Annual Reports


The investment management business can be pretty hectic at times. Fund managers and analysts are bombarded with information, from company press releases to analysts' reports to earnings announcements. In trying to deal with this surfeit of material, it's tempting to reduce the job to a series of numbers such as price/earnings ratios and sales growth rates. But the best investment decisions tend to come after a time of reflection--about a company, about its industry, and about the stock market's valuation of the company's stock.

I find that reading a company's annual report and, specifically, the president's letter is a valuable exercise in judging how management views its business. Many of the letters are straightforward; some are insightful; a few are appallingly short on specifics but long on jargon. Then there are the gems that make for enjoyable reading. Not only do they inform, they also force the reader to think. Following are excerpts from three letters by presidents of companies we own in the Small-Cap Value Fund.

A long-term focus on profitability is good in any business, but it's especially important in insurance. The management of Markel has proven over the past 20 years that they know how to focus and not lose sight of the goal.

From Markel Corporation 1997 letter to shareholders:

  In managing our company we have consistently tried to focus on generating long-term results. We have sought to build shareholder value not just for the next quarter or year but with a view to the next ten or even twenty years. In contrast, today's fast paced world is one where almost everyone is focused on today's activities and results... But today's instant gratification will be long forgotten five years down the road.

  While we would prefer to grow quickly, the current environment demands patience. Those who resist the temptation to write business recklessly will be rewarded. Ten years from now, we want to be able to tell you, our shareholders, of additional years of record earnings and exceptional growth in shareholder value. Underwriting profit, not growth, will continue to be our standard...

The trucking business is at heart a people business, and the management of Frozen Food Express expresses this concept well.


From the Frozen Food Express 1997 letter to shareholders:

  The Real Big Wheels

  When you blow away all the smoke, the most important folks in a trucking company are not your guys with the big titles. You can always find so-called big shots to sit in meetings and talk on the phone. But you can't run a trucking company without professional drivers. Those folks behind the wheel, driving long lonely hours away from home. Always on the lookout for that errant four-wheeler piloted by something less than a professional driver. It's a rough way to make a living... We started 1988 with less than 25 company-operated trucks and finished 1994 with about 1,100 of them. We got real good at recruiting drivers. The primary reason we are not hit as hard as some other truckers when there's a driver shortage is because we're real good recruiters.

  But we have not been real good keepers. Our driver turnover rate is just as high as most every other trucker's. And we're trying to change that.

  Drivers are people. And people want to be recognized as more than just part of a big machine that runs down the road. So we've designed a program that enables those individuals who really want to be professionals to receive recognition as they travel the road to professionalism.

The chairman, "Mit" Stubbs, describes programs the company has instituted to motivate drivers to stay with the company. Most are common sense, but the industry's high turnover suggests other companies haven't tried them. I suspect Frozen Food Express is on the right road with its initiative.

UICI (United Insurance) has for years provided employees and its sales force with superb financial incentives including stock ownership. The result has been a growth record nearly unmatched in the health insurance industry. Chairman Ron Jensen paid tribute to the employees in his 1996 letter to shareholders.

From UICI 1996 Letter to Shareholders:

  The January 13, 1997, issue of Forbes magazine featured its Annual Report on American Industry. In the Life and Health Insurance Section, UICI was the number one company in return on equity over the last five years. This first place standing says more than this letter can ever convey about the dedication of United Companies agents and employees to serve the interest of shareholders, for no other financial measurement is more meaningful to shareholders. They understand that above all, this Company strives to make money for its owners. This is an excellent time for each shareholder to take a moment to say "thank you" to each agent and employee. I'll join you. UICI's five-year return on capital of 26.4% is even more impressive when you consider it was accomplished while employing minimal debt, as throughout the period UICI's debt to capital ratio was among the lowest in the industry.

We do not invest in stocks simply on the basis of the annual report. But as shown above, a president's letter to stockholders can be a good way to assess the people managing each company -- and it is certainly more interesting than a list of financial ratios.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------

     MAJOR PORTFOLIO CHANGES

     LISTED IN DESCENDING ORDER OF SIZE


     6 Months Ended 6/30/98

     TEN LARGEST PURCHASES                  TEN LARGEST SALES
     ---------------------------------------------------------------------------

     Meridian Industrial Trust              Commnet Cellular
     ..................................     ....................................
     Oea *                                  State of the Art ***
     ..................................     ....................................
     Medical Assurance                      Amresco
     ..................................     ....................................
     National Health Realty *               Boston Acoustics **
     ..................................     ....................................
     Perceptron                             Apartment Investment & Management **
     ..................................     ....................................
     Shiloh Industries *                    Henry Schein **
     ..................................     ....................................
     Littelfuse                             Commercial Federal
     ..................................     ....................................
     Sunsource                              U.s. Foodservice **
     ..................................     ....................................
     Compx International *                  Net Bank **
     ..................................     ....................................
     Cross Timbers Oil Pfd.                 Financial Security Assurance **
     ..................................     ....................................


   * Position added
  ** Position eliminated
 *** Acquired by another company

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------
       TWENTY-FIVE LARGEST HOLDINGS


                                                                  Percent of
                                                                  Net Assets
                                                                     6/30/98
       ----------------------------------------------------------------------
       Electro Rent                                                     2.1%
       ......................................................................
       Silicon Valley Bancshares                                        1.8
       ......................................................................
       Poe & Brown                                                      1.7
       ......................................................................
       Allied Capital                                                   1.6
       ......................................................................
       Analogic                                                         1.5
       ----------------------------------------------------------------------

       Community First Bankshares                                       1.5
       ......................................................................
       McGrath RentCorp                                                 1.3
       ......................................................................
       Cross Timbers Oil                                                1.2
       ......................................................................
       Insituform Technologies                                          1.2
       ......................................................................
       CSS Industries                                                   1.2
       ----------------------------------------------------------------------

       First Republic Bank                                              1.1
       ......................................................................
       Meridian Industrial Trust                                        1.1
       ......................................................................
       Furon                                                            1.1
       ......................................................................
       Consolidated Products                                            1.1
       ......................................................................
       Puerto Rican Cement                                              1.0
       ----------------------------------------------------------------------

       Medical Assurance                                                1.0
       ......................................................................
       Giant Cement                                                     1.0
       ......................................................................
       PXRE                                                             1.0
       ......................................................................
       Holophane                                                        1.0
       ......................................................................
       Grey Advertising                                                 1.0
       ----------------------------------------------------------------------

       CORT Business Services                                           1.0
       ......................................................................
       Landauer                                                         0.9
       ......................................................................
       Hancock Fabrics                                                  0.9
       ......................................................................
       Analysts International                                           0.9
       ......................................................................
       Chromcraft Revington                                             0.9
       ----------------------------------------------------------------------

       Total                                                           30.1%

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


-----------------------
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

     SMALL-CAP VALUE FUND
     ---------------------------------------------------------------------------

                     Russell 2000 Index   Small-Cap Value Fund

              06/88     10,000               10,000
              06/89     11,273               10,775
              06/90     11,617               11,870
              06/91     11,760               12,369
              06/92     13,470               14,317
              06/93     16,966               18,259
              06/94     17,714               19,739
              06/95     21,269               23,106
              06/96     26,357               28,879
              06/97     27,938               32,115
              06/98     35,742               42,003

-------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


     Periods Ended 6/30/98               1 Year    3 Years   5 Years    10 Years
     ---------------------------------------------------------------------------

     Small-Cap Value Fund                17.93%     22.04%    18.13%      15.43%
     ...........................................................................

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
  Financial Highlights                                    For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------

                                   6 Months          Year
                                      Ended         Ended
                                    6/30/98      12/31/97      12/31/96    12/31/95    12/31/94    12/31/93
    NET ASSET VALUE
    Beginning of period           $   23.40     $   19.56     $   16.53     $ 13.40     $ 14.68     $ 12.28
                                  .............................................................................
    Investment activities
      Net investment income            0.12          0.21          0.22        0.18        0.13        0.12

      Net realized and
      unrealized gain (loss)           0.48          5.22          3.84        3.74       (0.35)       2.73
                                  .............................................................................
      Total from
      investment activities            0.60          5.43          4.06        3.92       (0.22)       2.85
                                  .............................................................................
    Distributions

      Net investment income            --           (0.20)        (0.23)      (0.18)      (0.14)      (0.10)
      Net realized gain                --           (1.39)        (0.80)      (0.61)      (0.92)      (0.35)
                                  .............................................................................

      Total Distributions              --           (1.59)        (1.03)      (0.79)      (1.06)      (0.45)
                                  .............................................................................
    NET ASSET VALUE

    End of period                 $   24.00     $   23.40     $   19.56     $ 16.53     $ 13.40     $ 14.68
                                  -----------------------------------------------------------------------------


     Ratios/Supplemental Data

     Total return*                    2.56%        27.92%        24.61%      29.29%     (1.38)%      23.30%
     ..........................................................................................................
     Ratio of expenses to
     average net assets               0.87%+        0.87%         0.94%       0.98%       0.97%       1.05%
     ..........................................................................................................
     Ratio of net investment
     income to average
     net assets                       0.97%+        1.01%         1.28%       1.59%       0.93%       0.91%
     ..........................................................................................................
     Portfolio turnover rate           6.4%         14.6%         15.2%       18.1%       21.4%       11.8%
     ..........................................................................................................
     Net assets, end of period
     (in millions)                $   2,130     $   2,088     $   1,410     $   936     $   408     $   452
     ..........................................................................................................




* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                       June 30, 1998



Portfolio of Investments                           Shares/par          Value
--------------------------------------------------------------------------------
                                                                In thousands
   Common Stocks 92.1%

   FINANCIAL 16.5%

   Bank and Trust 7.0%

   Columbia Bancorp                                  130,000      $   2,291
   ..........................................................................
   Commercial Federal                                572,200         18,096
   ..........................................................................
   Community First Bankshares                      1,200,000         31,688
   ..........................................................................
   First Bell Bancorp +                              525,000         10,139
   ..........................................................................
   First International Bancorp +                     450,000          6,497
   ..........................................................................
   First National Bank of Anchorage                   10,000         13,225
   ..........................................................................
   First Republic Bank * +                           639,400         23,098
   ..........................................................................
   Glacier Bancorp                                   225,000          6,089
   ..........................................................................
   Silicon Valley Bancshares * +                   1,090,000         38,797
   ..........................................................................
                                                                    149,920
                                                                .............

   Insurance 6.3%

   Annuity and Life Re *                              83,600          1,865
   ..........................................................................
   Markel *                                           80,900         14,400
   ..........................................................................
   Medical Assurance *                               800,000         22,200
   ..........................................................................
   NYMAGIC +                                         500,000         13,688
   ..........................................................................
   Poe & Brown +                                     979,350         36,420
   ..........................................................................
   Presidential Life                                 400,000          8,575
   ..........................................................................
   PXRE +                                            700,000         21,000
   ..........................................................................
   UICI *                                            565,000         15,396
   ..........................................................................
                                                                    133,544
                                                                .............

   Financial Services 3.2%

   Allied Capital                                  1,394,000         34,197
   ..........................................................................
   American Capital Strategies                       150,000          3,422
   ..........................................................................
   Delta Financial *                                 475,000          8,728
   ..........................................................................
   Medallion Financial                               280,000          7,647
   ..........................................................................
   Sirrom Capital                                    500,000         13,000
   ..........................................................................
                                                                     66,994
                                                                .............
   Total Financial                                                  350,458
                                                                .............

   UTILITIES 0.5%

   Telephone 0.5%
   Commnet Cellular*                                 511,170          7,508
   ..........................................................................
   Rural Cellular (Class A)*                         252,500          3,913
   ..........................................................................
   Total Utilities                                                   11,421
                                                                .............

T. ROWE PRICE SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------



                                                   Shares/par           Value
-------------------------------------------------------------------------------
                                                                 In thousands


    CONSUMER NONDURABLES 9.1%

    Beverages  0.2%

    Chalone Wine Group *                              170,400   $      1,864
    ...........................................................................
    Chalone Wine Group *++                            142,857          1,406
    ...........................................................................
                                                                       3,270
                                                                ...............

    Food Processing 0.6%

    CTB International *                               350,000          4,769
    ...........................................................................
    Sylvan *+                                         530,000          8,447
    ...........................................................................
                                                                      13,216
                                                                ...............

    Hospital Supplies/Hospital Management 2.4%

    Allied Healthcare Products *+                     500,000          2,469
    ...........................................................................
    Intelligent Medical Imaging *+                    950,000          3,266
    ...........................................................................
    Landauer +                                        650,200         19,425
    ...........................................................................
    Lunar *                                           200,000          3,662
    ...........................................................................
    Minntech +                                        650,000          8,084
    ...........................................................................
    Optical Coating Laboratory                        350,000          6,628
    ...........................................................................
    Owens & Minor                                     600,000          6,000
    ...........................................................................
    Safeguard Health *+                               400,000          2,525
    ...........................................................................
                                                                      52,059
                                                                ...............

    Pharmaceuticals 1.1%

    Bone Care International *+                        785,200          6,969
    ...........................................................................
    COR Therapeutics *                                125,000          1,742
    ...........................................................................
    Coulter Pharmaceutical *                          200,000          6,062
    ...........................................................................
    Neurocrine Biosciences *                          500,000          3,906
    ...........................................................................
    Quidel *+                                       1,200,000          3,769
    ...........................................................................
                                                                      22,448
                                                                ...............

    Biotechnology 0.4%

    Cell Genesys *                                  1,065,000          9,086
    ...........................................................................
                                                                       9,086
                                                                ...............

    Health Care Services 0.1%

    Harborside Healthcare *                            77,100          1,841
    ...........................................................................
                                                                       1,841
                                                                ...............

    Miscellaneous Consumer Products 4.3%

    American Safety Razor *+                          700,000         10,281
    ...........................................................................
    Applied Extrusion Technologies *+                 850,000          6,242
    ...........................................................................
    BWAY *+                                           750,000         16,125
    ...........................................................................
    Chic by H.I.S.*                                   450,000          3,544
    ...........................................................................
    Culp                                              600,000          7,762
    ...........................................................................

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands

    Dan River *                                       344,400       $   5,855
    ............................................................................
    Fab Industries +                                  325,000           9,059
    ............................................................................
    Home Products International * +                   532,500           6,157
    ............................................................................
    Martin Industries                                 315,000           1,536
    ............................................................................
    North Face *                                       87,500           2,111
    ............................................................................
    QuikSilver *                                      150,000           2,991
    ............................................................................
    Rival +                                           950,000          12,706
    ............................................................................
    Superior Surgical Mfg. +                          401,000           6,516
    ............................................................................
                                                                       90,885
                                                                    ............
    Total Consumer Nondurables                                        192,805
                                                                    ............

    CONSUMER SERVICES 10.3%

    Restaurants 2.6%

    Consolidated Products * +                       1,069,500          22,593
    ............................................................................
    Fresh Choice * +                                  540,000           1,789
    ............................................................................
    Garden Fresh Restaurant * +                       301,600           5,410
    ............................................................................
    Logan's Roadhouse *                               146,200           3,056
    ............................................................................
    PJ America *                                      110,500           2,010
    ............................................................................
    Rare Hospitality International *                  400,000           5,888
    ............................................................................
    Ruby Tuesday                                      700,000          10,850
    ............................................................................
    Uno Restaurant * +                                550,000           4,056
    ............................................................................
                                                                       55,652
                                                                    ............
    General Merchandisers 0.3%

    Fred's (Class A)                                  250,000           6,367
    ............................................................................
                                                                        6,367
                                                                    ............
    Specialty Merchandisers 4.7%

    Building Materials Holding *                      430,000           5,913
    ............................................................................
    Compucom Systems *                              1,000,000           6,563
    ............................................................................
    CSS Industries * +                                750,000          24,562
    ............................................................................
    Fabri-Centers of America (Class B) *              625,000          14,805
    ............................................................................
    Genovese Drug Stores (Class A)                    280,000           5,495
    ............................................................................
    Hancock Fabrics +                               1,500,000          18,750
    ............................................................................
    Haverty Furniture                                 400,000           8,875
    ............................................................................
    S & K Famous Brands * +                           425,000           7,703
    ............................................................................
    Stein Mart *                                      600,000           8,081
    ............................................................................
                                                                      100,747
                                                                    ............

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands


    Entertainment and Leisure 0.5%

    Seattle Filmworks * +                          1,425,000      $      11,021
    ............................................................................
                                                                         11,021
                                                                  ..............
    Media and Communications 2.2%

    Big City Radio *                                 500,000              4,062
    ............................................................................
    Courier +                                        195,000              5,314
    ............................................................................
    Grey Advertising                                  51,865             20,772
    ............................................................................
    Saga Communications (Class A) *                1,025,390             16,342
    ............................................................................
                                                                         46,490
                                                                  ..............
    Total Consumer Services                                             220,277
                                                                  ..............

    CONSUMER CYCLICALS 10.5%

    Automobiles and Related  2.1%

    Keystone Automotive *                            240,000              5,544
    ............................................................................
    Littelfuse *                                     300,000              7,631
    ............................................................................
    Myers Industries                                 330,000              7,920
    ............................................................................
    R & B *                                          400,000              4,350
    ............................................................................
    Strattec Security *                              268,000              8,007
    ............................................................................
    TBC * +                                        1,650,000             10,880
    ............................................................................
                                                                         44,332
                                                                  ..............
    Building and Real Estate 6.4%

    First Washington Realty Trust, REIT +            400,000              9,300
    ............................................................................
    Glenborough Realty Trust, REIT                   500,000             13,187
    ............................................................................
    Horizon Group Properties, REIT                    17,940                119
    ............................................................................
    Innkeepers USA, REIT                             850,000             10,731
    ............................................................................
    Meridian Industrial Trust, REIT                1,000,000             23,000
    ............................................................................
    National Health Investors, REIT                  273,300              9,053
    ............................................................................
    National Health Realty, REIT +                   550,000              8,663
    ............................................................................
    Pacific Gulf Properties, REIT                    600,000             12,975
    ............................................................................
    Post Properties, REIT                            400,000             15,400
    ............................................................................
    Skyline, REIT                                    409,900             13,373
    ............................................................................
    Sun Communities, REIT                            500,000             16,562
    ............................................................................
    United Dominion Realty Trust, REIT               300,000              4,163
    ............................................................................
                                                                        136,526
                                                                  ..............
    Miscellaneous Consumer Durables 2.0%

    Chromcraft Revington * +                       1,000,000             18,125
    ............................................................................
    CompX International *                            250,000              5,406
    ............................................................................
    Ellett Brothers +                                300,000              1,453
    ............................................................................

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

    Juno Lighting                                     350,000    $       8,203
    ............................................................................
    Stanley Furniture * +                             350,000            8,991
    ............................................................................
                                                                        42,178
                                                                 ...............
    Total Consumer Cyclicals                                           223,036
                                                                 ...............

    TECHNOLOGY 7.5%

    Electronic Components 3.1%

    Analogic +                                        709,000           31,728
    ............................................................................
    Badger Meter                                      100,000            3,544
    ............................................................................
    Optek Technology *                                200,000            3,775
    ............................................................................
    PCD *                                             350,000            6,256
    ............................................................................
    Pioneer-Standard Electronics                      217,100            2,076
    ............................................................................
    Planar Systems * +                                560,000            5,968
    ............................................................................
    Special Devices *                                 379,000           13,395
    ............................................................................
                                                                        66,742
                                                                 ...............
    Electronic Systems 0.7%

    CEM * +                                           325,000            4,083
    ............................................................................
    Perceptron * +                                    600,000            7,200
    ............................................................................
    Total Control Products * +                        415,000            3,709
    ............................................................................
                                                                        14,992
                                                                 ...............
    Telecommunications Equipment 0.4%

    Mosaix * +                                        660,000            6,455
    ............................................................................
    Syntellect * +                                    700,000            1,466
    ............................................................................
                                                                         7,921
                                                                 ...............
    Aerospace and Defense 3.3%

    COMARCO * +                                       395,000            8,357
    ............................................................................
    DONCASTERS ADR * +                                100,000            2,781
    ............................................................................
    Nichols Research *                                465,000           12,773
    ............................................................................
    OEA                                               813,000           13,008
    ............................................................................
    Raven Industries +                                380,000            7,339
    ............................................................................
    Tech-Sym *                                        200,000            5,562
    ............................................................................
    TransTechnology                                   279,000            7,167
    ............................................................................
    Woodward Governor                                 406,500           12,576
    ............................................................................
                                                                        69,563
                                                                 ...............
    Total Technology                                                   159,218
                                                                 ...............

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


                                                 Shares/Par             Value
--------------------------------------------------------------------------------
                                                                 In thousands

    CAPITAL EQUIPMENT 3.9%

    Electrical Equipment 2.2%

    Franklin Electric                               135,000       $     9,104
    ............................................................................
    Holophane * +                                   813,000            20,833
    ............................................................................
    LSI Industries                                  380,000             7,743
    ............................................................................
    Thomas Industries                               375,000             9,164
    ............................................................................
                                                                       46,844
                                                                  ..............
    Other Capital Equipment 0.3%

    Omniquip International                          300,000             5,559
    ............................................................................
                                                                        5,559
                                                                  ..............
    Machinery 1.4%

    Alamo Group +                                   700,000            13,300
    ............................................................................
    Farrel +                                        465,500             1,826
    ............................................................................
    Haskel International (Class A) +                269,300             2,676
    ............................................................................
    K-Tron * +                                      250,000             4,719
    ............................................................................
    Scotsman Industries                             300,000             8,325
    ............................................................................
                                                                       30,846
                                                                  ..............
    Total Capital Equipment                                            83,249
                                                                  ..............

    BUSINESS SERVICES AND
    TRANSPORTATION 17.1%

    Computer Service and Software 1.3%

    Analysts International                          650,000            18,485
    ............................................................................
    Ardent Software *                               650,000             8,978
    ............................................................................
                                                                       27,463
                                                                  ..............
    Distribution Services 1.4%

    Allou Health & Beauty *                         325,000             3,088
    ............................................................................
    Richardson Electronics +                        700,000             9,537
    ............................................................................
    SunSource                                       250,000             5,438
    ............................................................................
    Valley National Gases * +                       682,200             7,675
    ............................................................................
    VWR Scientific Products *                       200,000             4,931
    ............................................................................
                                                                       30,669
                                                                  ..............
    Environmental 1.3%

    BHA Group (Class A) +                           605,000             9,756
    ............................................................................
    EMCON * +                                       700,000             3,369
    ............................................................................
    Fluor Daniel / GTI *                            300,000             1,837
    ............................................................................
    International Technology * +                    850,000             8,075
    ............................................................................
    TRC *                                           325,000             1,462
    ............................................................................

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


                                                  SHARES/PAR            VALUE
-----------------------------------------------------------------------------
                                                                 In thousands

    Waterlink *                                      500,000   $        4,250
    ............................................................................
                                                                       28,749
                                                               .................
    Transportation Services 2.6%

    Builders Transport * +                           445,000               83
    ............................................................................
    Frozen Food Express                              600,000            5,888
    ............................................................................
    International Shipholding +                      664,000           10,666
    ............................................................................
    Landstar Systems *                               400,000           14,012
    ............................................................................
    M.S. Carriers *                                  170,000            4,601
    ............................................................................
    Midwest Express Holdings *                       299,025           10,821
    ............................................................................
    Transport Corp. of America * +                   575,000            9,523
    ............................................................................
                                                                       55,594
                                                               .................
    Miscellaneous Business Services 10.5%

    Aaron Rents (Class A)                             55,500            1,006
    ............................................................................
    Aaron Rents (Class B)                            800,000           16,000
    ............................................................................
    AMRESCO *                                        125,000            3,633
    ............................................................................
    Business Resource Group * +                      380,000            1,093
    ............................................................................
    CORT Business Services * +                       650,000           20,475
    ............................................................................
    Electro Rent * +                               2,000,000           44,750
    ............................................................................
    Hunt                                             151,000            3,577
    ............................................................................
    Insituform Technologies (Class A) * +          1,830,000           25,334
    ............................................................................
    International Total Services *                    37,600              261
    ............................................................................
    IVEX Packaging *                                 225,200            5,236
    ............................................................................
    Leasing Solutions * +                            442,800           12,730
    ............................................................................
    McGrath RentCorp +                             1,298,000           27,988
    ............................................................................
    Mine Safety Appliances                            75,000            5,503
    ............................................................................
    MPW Industrial Services Group *                  195,100            2,622
    ............................................................................
    MYR Group +                                      433,333            6,040
    ............................................................................
    Rainbow Rentals *                                217,000            2,312
    ............................................................................
    Right Management Consultants * +                 500,000            6,594
    ............................................................................
    Sealright * +                                    691,300            8,987
    ............................................................................
    Shorewood Packaging *                            121,350            1,926
    ............................................................................
    Tab Products +                                   400,000            4,950
    ............................................................................
    UniFirst                                         350,000            8,750
    ............................................................................
    Unitog +                                         592,000           13,079
    ............................................................................
                                                                      222,846
                                                               .................
    Total Business Services and Transportation                        365,321
                                                               .................
15

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                   SHARES/PAR           VALUE
-----------------------------------------------------------------------------
                                                                 In thousands

    ENERGY 2.7%

    Energy Services 1.2%

    Carbo Ceramics                                    420,000  $       14,411
    ............................................................................
    Newpark Resources *                               175,000           1,947
    ............................................................................
    Offshore Logistics *                              150,000           2,677
    ............................................................................
    Pitt-DesMoines                                    230,200           6,100
    ............................................................................
                                                                       25,135
                                                               .................
    Exploration and Production 1.4%

    Brigham Exploration *                             550,000           4,984
    ............................................................................
    Cross Timbers Oil                                 300,000           5,719
    ............................................................................
    Devon Energy                                       25,000             873
    ............................................................................
    HS Resources *+                                 1,000,000          14,563
    ............................................................................
    Ocean Energy *                                    200,000           3,913
    ............................................................................
                                                                       30,052
                                                               .................
    Gas Transmission 0.1%

    Atrion +                                          275,000           2,466
    ............................................................................
                                                                        2,466
                                                               .................
    Total Energy                                                       57,653
                                                               .................
    PROCESS INDUSTRIES 7.1%

    Diversified Chemicals 0.7%

    Aceto +                                           600,000           9,675
    ............................................................................
    LeaRonal                                          238,350           5,691
    ............................................................................
                                                                       15,366
                                                               .................
    Specialty Chemicals 2.4%

    Furon +                                         1,100,000          19,937
    ............................................................................
    Hauser *+                                         600,000           3,525
    ............................................................................
    Sybron Chemical *                                 250,000           8,000
    ............................................................................
    Synalloy +                                        550,000           7,459
    ............................................................................
    Tuscarora +                                       730,000          11,726
    ............................................................................
                                                                       50,647
                                                               .................
    Paper and Paper Products 1.1%

    Republic Group                                    451,400           9,480
    ............................................................................
    Wausau-Mosinee Paper                              630,000          14,411
    ............................................................................
                                                                       23,891
                                                               .................
    Building and Construction 2.9%

    Cameron Ashley *                                  400,000           6,750
    ............................................................................
    CorrPro Companies *                               234,875           2,642
    ............................................................................

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


                                                   SHARES/PAR           VALUE
--------------------------------------------------------------------------------
                                                                 In thousands

     Giant Cement *+                                  750,000  $       21,469
     ...........................................................................
     Layne Christensen *+                             600,000           7,406
     ...........................................................................
     Puerto Rican Cement +                            470,000          22,208
     ...........................................................................
                                                                       60,475
                                                                ................
     Total Process Industries                                         150,379
                                                                ................
     BASIC MATERIALS 3.4%

     Metals 1.7%

     Cold Metal Products *+                           550,000           2,750
     ...........................................................................
     Gibraltar Steel *                                450,000           9,366
     ...........................................................................
     Hawk *                                           201,000           3,543
     ...........................................................................
     Lone Star Technologies *                         354,000           5,398
     ...........................................................................
     Material Sciences *                              600,000           6,975
     ...........................................................................
     Shiloh Industries *                              250,000           5,125
     ...........................................................................
     Steel Technologies                               250,000           2,547
     ...........................................................................
                                                                       35,704
                                                               .................
     Mining 0.5%

     AngloGold (ZAR)                                   37,800           1,523
     ...........................................................................
     Dayton Mining (CAD) *+                         2,200,000           1,513
     ...........................................................................
     Delta Gold (AUD)                               1,000,000           1,229
     ...........................................................................
     Gold Fields (ZAR) *                              475,434           2,004
     ...........................................................................
     Golden Star Resources (CAD) *                  1,300,000           2,762
     ...........................................................................
     SAMAX Gold (CAD) *                               272,300             990
     ...........................................................................
     TVX Gold *                                       600,000           1,838
     ...........................................................................
                                                                       11,859
                                                               .................
     Miscellaneous Materials 1.2%

     Oil-Dri +                                        500,000           7,219
     ...........................................................................
     Penn Virginia +                                  500,000          12,937
     ...........................................................................
     Synthetic Industries *                           350,000           5,108
     ...........................................................................
                                                                       25,264
                                                               .................
     Total Basic Materials                                             72,827
                                                               .................

     INVESTMENT COMPANIES 0.4%

     First Financial Fund                             429,690           8,137
     ...........................................................................
     Total Investment Companies                                         8,137
                                                               .................
17

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                     Shares/par                    Value
-----------------------------------------------------------------------------------------------------------
                                                                                            In thousands

    MISCELLANEOUS COMMON STOCKS  3.1%

    Integrated Water Technology *+ ++                                   200,000    $                 416
    .......................................................................................................
    Western Water *                                                     350,000                    3,522
    .......................................................................................................
    Other Miscellaneous Common Stocks                                                             62,248
    .......................................................................................................
    Total Miscellaneous Common Stocks                                                             66,186
                                                                                    .......................
    Total Common Stocks (Cost $1,340,263)                                                      1,960,967
                                                                                    .......................
    Preferred Stocks 0.2%

    Prime Retail, Cum., 10.50%, (Series A)                              180,000                    4,838
    .......................................................................................................
    Total Preferred Stocks (Cost $3,453)                                                           4,838
                                                                                    .......................
    Convertible Preferred Stocks 1.5%

    Cross Timbers Oil (Series A)                                        480,390                   20,567
    .......................................................................................................
    International Technology, 7.00% +                                   128,300                    2,598
    .......................................................................................................
    Prime Retail, 8.50%, (Series B)                                     300,000                    6,150
    .......................................................................................................
    Western Water (Series C) ++                                           2,104                    1,426
    .......................................................................................................
    Miscellaneous Convertible Preferred Stocks                                                     1,305
    .......................................................................................................
    Total Convertible Preferred Stocks (Cost $22,240)                                             32,046
                                                                                    .......................
    Convertible Bonds  0.4%

    Builders Transport, Deb.

             6.50%, 5/1/11 * +                             $          1,158,000                      127
    .......................................................................................................
             8.00%, 8/15/05 * +                                       1,700,000                      187
    .......................................................................................................
    Glycomed, Sub. Deb., 7.50%, 1/1/03                                2,000,000                    1,872
    .......................................................................................................
    Leasing Solutions, Sub. Notes, 6.875%, 10/1/03 +                  2,000,000                    2,140
    .......................................................................................................
    Offshore Logistics, Sub. Notes, (144a), 6.00%, 12/15/03           3,000,000                    3,141
    .......................................................................................................
    Richardson Electronics, Sr. Sub. Notes, 7.25%, 12/15/06 +           500,000                      443
    .......................................................................................................
    Total Convertible Bonds (Cost  $8,383)                                                         7,910
                                                                                    .......................
    Corporate Bonds 0.6%

    Delta Financial, 9.50%, 8/1/04                                    3,000,000                    2,985
    .......................................................................................................
    Furon, Sr. Sub. Notes, (144a), 8.125%, 3/1/08 +                   3,000,000                    2,996
    .......................................................................................................
    International Shipholding, Sr. Notes, 7.75%, 10/15/07 +           3,000,000                    2,933
    .......................................................................................................


T. ROWE PRICE SMALL-CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------


                                                                                     SHARES/PAR                  VALUE
------------------------------------------------------------------------------------------------------------------------
                                                                                                          In thousands
  Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                                $     2,000,000         $        2,180
  ......................................................................................................................
  Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07                                3,000,000                  3,105
  ......................................................................................................................
  Total Corporate Bonds (Cost  $14,121)                                                                         14,199
                                                                                                        ................
  Short-Term Investments 5.5%

  Money Market Funds 5.4%
  Reserve Investment Fund, 5.69%#                                                   114,614,113                114,614
  ......................................................................................................................
                                                                                                               114,614
                                                                                                        ................
  U.S. Government Obligations 0.1%
  U.S. Treasury Bills, 5.04 - 5.05%, 9/17 - 10/15/98                            $     2,500,000                  2,467
  ......................................................................................................................
                                                                                                                 2,467
                                                                                                        ................
  Total Short-Term Investments (Cost $117,081)                                                                 117,081
                                                                                                        ................

Total Investments in Securities
100.3% of Net Assets (Cost $1,505,541)                                                                  $    2,137,041

Futures Contracts
In thousands

                                                                 CONTRACT         UNREALIZED
                                                   EXPIRATION    VALUE            GAIN (LOSS)
Long, 40 Russell 2000 Stock Index
contracts, $300,000 of U.S. Treasury Bills
pledged as initial margin                          9/98          $9,247           $      318

Net payments (receipts) of variation
margin to date                                                                          (271)
                                                                                  ............
Variation margin receivable
(payable) on open futures contracts                                                                                 47

Other Assets Less Liabilities                                                                                   (6,677)
                                                                                                        ................

NET ASSETS                                                                                              $    2,130,411
                                                                                                        ----------------

         #  Seven-day yield
         +  Affiliated company
         *  Non-income producing
        ++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.15% of net assets.
       ADR  American Depository Receipt
      REIT  Real Estate Investment Trust
      144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.29% of net assets.
       AUD  Australian dollar
       CAD  Canadian dollar
       ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
in thousands


      Assets

      Investments in securities, at value

       Affiliated companies (cost $658,101)                       $    942,946

       Other companies (cost $847,440)                               1,194,095
                                                                  ..............
       Total investments in securities                               2,137,041

      Other assets                                                       8,253
                                                                  ..............
      Total assets                                                   2,145,294
                                                                  ..............

      Liabilities
      Total liabilities                                                 14,883
                                                                  ..............

      NET ASSETS                                                  $  2,130,411
                                                                  --------------
      Net Assets Consist of:

      Accumulated net investment income - net of distributions    $     11,311

      Accumulated net realized gain/loss - net of distributions         61,277

      Net unrealized gain (loss)                                       631,818

      Paid-in-capital applicable to 88,768,538 shares of
      $0.01 par value capital stock outstanding;
      1,000,000,000 shares authorized                                1,426,005
                                                                  ..............

      NET ASSETS                                                  $  2,130,411
                                                                  --------------
      NET ASSET VALUE PER SHARE                                   $      24.00
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited



------------------------
Statement of Operations
--------------------------------------------------------------------------------
in thousands

                                                                      6 Months
                                                                         Ended
                                                                       6/30/98
    Investment Income
    Income
      Dividend (including $4,478 from affiliated companies)         $   12,620
      Interest                                                           7,354
                                                                    ............
      Total income                                                      19,974
                                                                    ............
    Expenses
      Investment management                                              7,298
      Shareholder servicing                                              1,869
      Registration                                                          74
      Custody and accounting                                                70
      Prospectus and shareholder reports                                    65
      Legal and audit                                                        8
      Directors                                                              6
      Miscellaneous                                                         12
                                                                    ............
      Total expenses                                                     9,402
                                                                    ............
    Net investment income                                               10,572
                                                                    ............
    Realized and Unrealized Gain (Loss)
    Net realized gain (loss)
      Securities                                                        49,379
      Futures                                                             (793)
      Foreign currency transactions                                         (3)
                                                                    ............
      Net realized gain (loss)                                          48,583
                                                                    ............
    Change in net unrealized gain or loss
      Securities (including ($18,918) from affiliated companies)        (4,605)
      Futures                                                             (185)
                                                                    ............
      Change in net unrealized gain or loss                             (4,790)
                                                                    ............
    Net realized and unrealized gain (loss)                             43,793
                                                                    ............
    INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS                                          $   54,365
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                        6 MONTHS          YEAR
                                                           ENDED         ENDED
                                                         6/30/98      12/31/97
  Increase (Decrease) in Net Assets

  Operations
   Net investment income                             $    10,572   $    17,402
   Net realized gain (loss)                               48,583       109,610
   Change in net unrealized gain or loss                  (4,790)      294,031
                                                     ...........................
   Increase (decrease) in net assets from operations      54,365       421,043
                                                     ...........................

   Distributions to shareholders
    Net investment income                                      -       (16,703)
    Net realized gain                                          -      (116,072)
                                                     ...........................
    Decrease in net assets from distributions                  -      (132,775)
                                                     ...........................

   Capital share transactions *
    Shares sold                                          270,619       587,864
    Distributions reinvested                                   -       126,742
    Shares redeemed                                     (282,848)     (324,546)
    Redemption fees received                                  58            60
                                                     ...........................
    Increase (decrease) in net assets from capital
    share transactions                                   (12,171)      390,120
                                                     ...........................

   Net Assets

   Increase (decrease) during period                      42,194       678,388
   Beginning of period                                 2,088,217     1,409,829
                                                     ...........................
   End of period                                     $ 2,130,411   $ 2,088,217
                                                     ---------------------------
 *Share information
   Shares sold                                            11,193         26,430
   Distributions reinvested                                    -          5,520
   Shares redeemed                                       (11,667)       (14,781)
                                                     ...........................
   Increase (decrease) in shares outstanding                (474)        17,169

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1998

--------------------------------
  Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1988.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At June 30, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $227,109,000 and $126,393,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,505,541,000, and net unrealized gain aggregated $631,500,000, of which $717,197,000 related to appreciated investments and $85,697,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $1,182,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,586,000 for the six months ended June 30, 1998, of which $299,000 was payable at period-end.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $6,141,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------




    INVESTMENT SERVICES AND INFORMATION



           KNOWLEDGEABLE SERVICE REPRESENTATIVES

           By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

           In Person  Available in T. Rowe Price Investor Centers.



           ACCOUNT SERVICES

           Checking Available on most fixed income funds ($500 minimum).

           Automatic Investing From your bank account or paycheck.

           Automatic Withdrawal  Scheduled, automatic redemptions.

           Distribution Options Reinvest all, some, or none of your distributions.

           Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com



           DISCOUNT BROKERAGE*

           Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.



           INVESTMENT INFORMATION

           Combined Statement  Overview of all your accounts with T. Rowe Price.

           Shareholder Reports Fund managers' reviews of their strategies and results.

           T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

           Performance Update Quarterly review of all T. Rowe Price fund results.

           Insights Educational reports on investment strategies and financial markets.

           Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.





           *A division of T. Rowe Price Investment Services, Inc.  Member
            NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS
-----------------------

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications**
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons***
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value***
Spectrum Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
-----------------------
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term
Domestic Tax-Free
California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond+
International Bond

MONEY MARKET FUNDS++
-----------------------
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
-----------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
-----------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  *Formerly named Equity Index.
 **Formerly the closed-end New Age Media Fund. Converted to open-end status on
   7/28/97.
***Closed to new investors.
  +Formerly named Global Government Bond.
 ++Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE DISCOUNT BROKERAGE
--------------------------------------------------------------------------------


    DISCOUNT BROKERAGE
    A Division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC


           This low-cost service gives you the opportunity to easily consolidate all your investments with one company. Through T. Rowe Price Discount Brokerage, you can buy and sell individual securities--stocks, bonds, options, and others--as well as mutual funds at considerable commission savings over full-service brokers.* We also provide a wide range of services, including:


           Automated Telephone and Internet Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs provide additional savings on commissions.**

           Investor Information A variety of informative reports, such as our Brokerage Insights series, S&P Market Month newsletter, and select stock reports, can help you better evaluate economic trends and investment opportunities.

           Dividend Reinvestment Service Virtually all stocks held in customer accounts are eligible for this service, free of charge.


          *Based on an April 1998 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary by size of order.
         **Discount applies to our current commission schedule. All trades subject to a $35 minimum commission except equity trades placed through Internet-Trader, which are subject to a $29.95 minimum commission.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Small-Cap Value Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607




[LOGO OF T. ROWE PRICE APPEARS HERE]
T. Rowe Price Investment Services, Inc., Distributor.            F46-051 6/30/98